Fair Value of Financial Instruments - Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities, Fair Value Disclosure [Abstract]
Accruals and other current liabilities	$ 3,583	$ 5,100	$ 2,390
Fair Value, Recurring
Assets, Fair Value Disclosure [Abstract]
Total assets	30,794	70,000	30,355
Liabilities, Fair Value Disclosure [Abstract]
Acquisition contingent consideration	5,143	6,599	4,316
Deferred compensation plan	2,300	2,544	2,275
Cash-settled equity awards	743
Total liabilities	11,551	9,143
Accruals and other current liabilities	3,583	5,100
Deferred compensation plan, current	149	153	115
Fair Value, Recurring | Money Market Funds
Assets, Fair Value Disclosure [Abstract]
Money market funds	30,794	70,000	30,197
Total assets		70,000
Fair Value, Recurring | Interest Rate Swap
Liabilities, Fair Value Disclosure [Abstract]
Interest rate swap	3,365
Level 1 | Fair Value, Recurring
Assets, Fair Value Disclosure [Abstract]
Total assets	30,794	70,000	30,197
Liabilities, Fair Value Disclosure [Abstract]
Acquisition contingent consideration	0	0
Deferred compensation plan	2,300	2,544	2,275
Cash-settled equity awards	743
Total liabilities	3,043	2,544
Level 1 | Fair Value, Recurring | Money Market Funds
Assets, Fair Value Disclosure [Abstract]
Money market funds	30,794	70,000	30,197
Total assets		70,000
Level 1 | Fair Value, Recurring | Interest Rate Swap
Liabilities, Fair Value Disclosure [Abstract]
Interest rate swap	0
Level 2 | Fair Value, Recurring
Assets, Fair Value Disclosure [Abstract]
Total assets	0	0	158
Liabilities, Fair Value Disclosure [Abstract]
Acquisition contingent consideration	0	0
Deferred compensation plan	0	0
Cash-settled equity awards	0
Total liabilities	3,365	0
Level 2 | Fair Value, Recurring | Money Market Funds
Assets, Fair Value Disclosure [Abstract]
Money market funds	0	0
Level 2 | Fair Value, Recurring | Interest Rate Swap
Liabilities, Fair Value Disclosure [Abstract]
Interest rate swap	3,365
Level 3 | Fair Value, Recurring
Assets, Fair Value Disclosure [Abstract]
Total assets	0	0
Liabilities, Fair Value Disclosure [Abstract]
Acquisition contingent consideration	5,143	6,599	$ 4,316
Deferred compensation plan	0	0
Cash-settled equity awards	0
Total liabilities	5,143	6,599
Level 3 | Fair Value, Recurring | Money Market Funds
Assets, Fair Value Disclosure [Abstract]
Money market funds	0	$ 0
Level 3 | Fair Value, Recurring | Interest Rate Swap
Liabilities, Fair Value Disclosure [Abstract]
Interest rate swap	$ 0